Asset Retirement Obligations (Asset Retirement Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations [Line Items]
Asset retirement obligation - beginning of period	$ 1,919	$ 2,148	$ 1,569	$ 950	$ 2,148	$ 1,737
Liabilities incurred for new wells	278		115	70	370	265
Disposition of wells					(1,024)	(35)
Revision of estimates	421		(5)	471	347	54
Accretion expense	57	32	58	78	78	127
Asset retirement obligation - end of period	$ 2,675		$ 1,737	$ 1,569	$ 1,919	$ 2,148